                      SUPPLEMENT ISSUED DECEMBER 22, 1998
                                       TO
                                 PROSPECTUS OF
                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                       CLASS A SHARES AND CLASS B SHARES

The Example to the Fee Table in the Prospectus is replaced in its entirety by the enclosed Example.

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EXAMPLE
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Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                           MID    SMALL                   LARGE              SMALL                    LARGE    MID    SMALL
                  STOCK    CAP     CAP                     CAP     MID CAP    CAP                      CAP     CAP     CAP
                  INDEX   INDEX   INDEX   INTERNATIONAL   GROWTH   GROWTH    GROWTH   INTERNATIONAL   VALUE   VALUE   VALUE
                  FUND    FUND    FUND     GROWTH FUND     FUND     FUND      FUND     VALUE FUND     FUND    FUND    FUND
                  -----   -----   -----   -------------   ------   -------   ------   -------------   -----   -----   -----
Class A shares
  1 Year           $66     $66     $66        $ 72         $69       $68      $ 72         $71         $68     $71     $70
  3 Years          $83     $83     $83        $100         $91       $89      $100         $97         $90     $97     $95
Class B shares
  1 Year           $68     $68     $68        $ 73         $70       $70      $ 73         $72         $70     $72     $72
  3 Years          $83     $83     $83        $100         $91       $89      $100         $97         $90     $97     $95
Class B Shares
  (no redemption)
  1 Year           $16     $16     $16        $ 22         $19       $18      $ 22         $21         $18     $21     $20
  3 Years          $50     $50     $50        $ 67         $58       $56      $ 67         $64         $57     $64     $62


                   SOCIALLY
                  RESPONSIBLE   BALANCED
                     FUND         FUND
                  -----------   --------
Class A shares
  1 Year              $66         $68
  3 Years             $82         $90
Class B shares
  1 Year              $67         $70
  3 Years             $82         $90
Class B Shares
  (no redemption
  1 Year              $16         $18
  3 Years             $49         $57

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
                  HIGH                                                       MUNICIPAL               MODERATE    CONSERVATIVE
                  YIELD   STRATEGIC   DOMESTIC   CORE   MUNICIPAL   MONEY      MONEY      GROWTH      GROWTH        GROWTH
                  BOND      BOND        BOND     BOND     BOND      MARKET    MARKET     LIFESTYLE   LIFESTYLE    LIFESTYLE
                  FUND      FUND        FUND     FUND     FUND       FUND      FUND        FUND        FUND          FUND
                  -----   ---------   --------   ----   ---------   ------   ---------   ---------   ---------   ------------
Class A shares
  1 Year           $60       $59        $58      $ 58      $58       $ 8        $11         $59         $59          $59
  3 Years          $86       $83        $79      $ 80      $80       $26        $33         $61         $61          $61
Class B shares
  1 Year           $72       $71        $70      $ 70      $70       $67        $70         $53         $53          $53
  3 Years          $96       $93        $89      $ 90      $90       $82        $90         $38         $38          $38
Class B shares
  (no redemption)
  1 Year           $20       $19        $18      $ 18      $18       $16        $18         $ 1         $ 1          $ 1
  3 Years          $63       $60        $56      $ 57      $57       $49        $57         $ 3         $ 3          $ 3

THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

VA 10856-A Ver. 12/98